Principal changes in the scope of consolidation in 2023 - Summary of Provisional Purchase Price Allocation (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	[2]	Sep. 29, 2023 EUR (€)	Sep. 29, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]	€ 9,394	€ 1,901	€ 2,535
QRIB Intermediate Holdings, LLC [Member]
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date						€ 774
Other Current Assets And Current Liabilities As Of Acquisition Date						80
Cash and cash equivalents recognised as of acquisition date						8
Deferred tax liabilities recognised as of acquisition date						(3)
Net assets						859
Goodwill recognised as of acquisition date						484
Consideration transferred, acquisition-date fair value						€ 1,343	$ 1,419

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2025, this line item includes the net cash outflow arising from the acquisitions of Dren-0201, Inc. (see Note D.1.1.2.), of Vigil Neuroscience, Inc. (see Note D.1.1.3.),
of Blueprint Medicines Corporation (see Note D.1.1.4) and of Vicebio Ltd. (see Note D.1.1.5). For 2024, it includes the net cash outflow relating to the acquisition of Inhibrx, Inc. (see Note D.1.2.). For 2023, it includes the net cash outflow on the acquisitions of Provention Bio (see Note D.1.3.).

[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).